Acquisitions of Aegc and Ril (Details) - Schedule of fair value of the assets acquired and liabilities assumed - Acquisition of AEGC [Member]	12 Months Ended
Sep. 30, 2022 USD ($) shares
Acquisitions of Aegc and Ril (Details) - Schedule of fair value of the assets acquired and liabilities assumed [Line Items]
Share consideration (in Shares) | shares	1,250,007
Cash consideration	$ 3,750,000
Non-controlling interest fair value	2,142,860
Total	7,142,867
Assets acquired and liabilities assumed
Cash and cash equivalents	2,610,943
Long-term investment (loan receivable)	4,828,123
Total assets	7,439,066
Accounts payable	296,199
Total liabilities	296,199
Net assets acquired	$ 7,142,867